Retirement benefits - Summary of Movement in Fair Value of Other Post-Employment Benefit Plan Assets (Detail) - Plan assets [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of fair value of plan assets [line items]
Beginning balance	₨ 4,418	$ 60	₨ 3,868	₨ 3,391
Acquired in business combination	160	2		164
Contributions received	184	3	859	822
Benefits paid	(1,001)	(14)	(598)	(737)
Remeasurement gain / (loss) arising from return on plan assets	(58)	(1)	(12)	(29)
Interest income	306	4	301	257
Ending balance	₨ 4,009	$ 54	₨ 4,418	₨ 3,868